Postretirement Benefit Plans - Summary of Changes in Pension Benefit Obligations and Defined-Benefit Pension Plan Assets (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Service cost	$ 10	$ 12	$ 11
Interest cost	13	15	14
Fair value of plan assets at end of year	157
Accumulated Other Comprehensive Income (Loss) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total AOCI at beginning of year	2	22
Net actuarial loss (gain)	74	(21)
Exchange rate differences	(6)	1
Total AOCI at end of year	70	2
Projected Benefit Obligation [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Projected benefit obligation at beginning of year	406	419
Additions	0	0
Service cost	10	12
Interest cost	13	15
Actuarial (gains) and losses	76	(23)
Curtailments and settlements	0	0
Benefits paid	(15)	(24)
Exchange rate differences	(43)	7
Projected benefit obligation at end of year	447	406
Plan Assets [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair value of plan assets at beginning of year	170	162
Actual return on plan assets	10	5
Employer contributions	11	21
Benefits paid	(15)	(24)
Exchange rate differences	(19)	6
Fair value of plan assets at end of year	157	170
Funded Plans with Assets Less than Accumulated Benefit Obligation [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Funded status	(290)	(236)
Classification of Funded Status [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Prepaid pension cost within other non-current assets		18
Accrued pension cost within other non-current liabilities	(282)	(245)
Accrued pension cost within accrued liabilities	(8)	(9)
Funded status	(290)	(236)
Accumulated Benefit Obligation [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Accumulated benefit obligations	416	370
Plans with Assets Less Than Accumulated Benefit Obligation [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair value of plan assets	153	17
Accumulated benefit obligations	204	56
Projected benefit obligations	224	84
Accumulated benefit obligations	209	179
Projected benefit obligations	$ 218	$ 187